UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3455

The North Carolina Capital Management Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Government Portfolio

March 31, 2018

NCC-QTLY-0518
1.814653.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 28.5%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 3.8%
U.S. Treasury Notes
4/15/18	1.73 to 1.85%	$191,000,000	$205,133,733
U.S. Treasury Obligations - 24.7%
U.S. Treasury Bills
4/5/18 to 8/16/18	1.19 to 1.82	1,042,000,000	1,039,330,031
U.S. Treasury Notes
4/30/18 to 1/31/20	1.60 to 1.91 (b)	296,000,000	295,843,504
			1,335,173,535
TOTAL U.S. TREASURY DEBT
(Cost $1,540,307,268)			1,540,307,268

U.S. Government Agency Debt - 63.4%
Federal Agencies - 63.4%
Fannie Mae
5/7/18 to 7/9/18	1.45 to 1.83	183,415,000	182,837,858
Federal Farm Credit Bank
4/4/18 to 2/22/19	1.37 to 2.01 (b)	445,240,000	444,803,508
Federal Home Loan Bank
4/2/18 to 7/11/19	1.29 to 2.05 (b)	2,272,420,000	2,271,241,127
Freddie Mac
4/2/18 to 8/8/19	1.25 to 1.86 (b)	522,073,000	522,027,219
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,420,909,712)			3,420,909,712

U.S. Treasury Repurchase Agreement - 3.8%
	Maturity Amount	Value
In a joint trading account at 1.79% dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations) #	$13,532,685	$13,530,000
With:
BMO Capital Markets Corp. at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $6,120,963, 0.00% - 6.00%, 7/19/18 - 5/15/47)	6,002,018	6,000,000
Deutsche Bank Securities, Inc. at 1.83%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,091, 1.88%, 12/31/19)	1,000,203	1,000,000
HSBC Securities, Inc. at:
1.76%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $12,246,067, 1.75%, 10/31/20)	12,004,107	12,000,000
1.78%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $20,403,559, 1.25%, 3/31/19)	20,006,922	20,000,000
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $10,283,194, 2.75%, 2/15/24)	10,002,011	10,000,000
Nomura Securities International, Inc. at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $72,423,718, 1.88%, 4/30/22)	71,014,200	71,000,000
Societe Generale at:
1.61%, dated 3/2/18 due 4/10/18:
(Collateralized by U.S. Treasury Obligations valued at $14,297,980, 0.00% - 1.88%, 8/16/18 - 2/28/23)	14,024,418	14,000,000
(Collateralized by U.S. Treasury Obligations valued at $7,219,039, 3.13%, 8/15/44)	7,012,209	7,000,000
1.62%, dated 3/5/18 due 4/11/18 (Collateralized by U.S. Treasury Obligations valued at $14,436,228, 2.88%, 11/15/46)	14,023,310	14,000,000
1.69%, dated 3/13/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $13,400,735, 3.13%, 8/15/44)	13,026,852	13,000,000
TD Securities (U.S.A.) at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $25,501,347, 2.13% - 2.75%, 8/15/21 - 2/15/24)	25,005,000	25,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $206,530,000)		206,530,000
TOTAL INVESTMENT IN SECURITIES - 95.7%
(Cost $5,167,746,980)		5,167,746,980
NET OTHER ASSETS (LIABILITIES) - 4.3%		229,907,563
NET ASSETS - 100%		$5,397,654,543

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$13,530,000 due 4/02/18 at 1.79%
HSBC Securities (USA), Inc.	$9,530,000
Wells Fargo Securities LLC	4,000,000
$13,530,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Term Portfolio

March 31, 2018

NCT-QTLY-0518
1.814654.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 99.9%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC 1.72% 4/16/18	35,000,000	34,967,695
ASB Finance Ltd. (London):
1 month U.S. LIBOR + 0.170% 1.818% 7/30/18 (a)(b)	$6,000,000	$5,997,684
1 month U.S. LIBOR + 0.440% 2.3115% 9/26/18 (a)(b)	10,000,000	9,979,580
Atlantic Asset Securitization Corp.:
1.8% 5/7/18	35,000,000	34,925,303
2% 5/18/18	35,000,000	34,902,291
2.15% 6/5/18	10,000,000	9,959,823
2.31% 6/19/18	35,000,000	34,819,589
Australia & New Zealand Banking Group Ltd.:
1 month U.S. LIBOR + 0.110% 1.7962% 4/5/18 (a)(b)	30,000,000	30,000,420
1 month U.S. LIBOR + 0.120% 1.768% 5/30/18 (a)(b)	35,000,000	35,003,955
1 month U.S. LIBOR + 0.130% 1.8803% 6/13/18 (a)(b)	30,000,000	29,999,910
yankee 2.23% 6/20/18	30,000,000	29,860,077
Bank of Nova Scotia:
1 month U.S. LIBOR + 0.170% 1.9096% 8/10/18 (a)(b)	30,000,000	29,983,770
1 month U.S. LIBOR + 0.170% 2.0238% 5/22/18 (a)(b)	25,000,000	25,005,125
1 month U.S. LIBOR + 0.190% 2.0669% 8/28/18 (a)(b)	20,000,000	19,988,060
1 month U.S. LIBOR + 0.200% 1.9113% 11/8/18 (a)(b)	30,000,000	29,964,870
1 month U.S. LIBOR + 0.340% 2.105% 9/14/18 (a)(b)	30,000,000	29,996,460
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
1.86% 4/3/18 (c)	7,000,000	6,998,445
2.05% 5/15/18 (c)	15,000,000	14,958,425
2.08% 5/17/18 (c)	11,000,000	10,968,004
2.1% 5/22/18 (c)	10,000,000	9,967,450
2.5% 6/29/18 (c)	4,000,000	3,975,556
BNP Paribas Dublin Branch yankee:
1.73% 4/2/18	15,226,000	15,223,288
1.73% 4/3/18	33,000,000	32,992,625
1.73% 4/4/18	10,000,000	9,997,310
BNP Paribas New York Branch yankee 1.7% 4/10/18	35,000,000	34,980,775
BPCE SA yankee:
1.86% 5/1/18	35,000,000	34,941,032
2.2% 6/11/18	25,000,000	24,891,055
Caisse d'Amort de la Dette Sociale yankee:
1.72% 4/3/18 (c)	35,000,000	34,991,439
1.74% 4/17/18 (c)	35,000,000	34,966,862
1.81% 5/3/18 (c)	25,000,000	24,955,473
Canadian Imperial Bank of Commerce:
1 month U.S. LIBOR + 0.170% 1.9203% 4/13/18 (a)(b)	30,000,000	30,002,100
1 month U.S. LIBOR + 0.170% 1.9921% 4/20/18 (a)(b)	20,000,000	20,002,960
1 month U.S. LIBOR + 0.180% 1.9566% 8/15/18 (a)(b)	15,000,000	14,990,370
1 month U.S. LIBOR + 0.210% 1.9496% 10/12/18 (a)(b)	35,000,000	34,945,190
1 month U.S. LIBOR + 0.210% 2.0182% 10/19/18 (a)(b)	35,000,000	34,939,625
1 month U.S. LIBOR + 0.290% 2.1615% 11/26/18 (a)(b)	20,000,000	19,969,580
Commonwealth Bank of Australia:
1 month U.S. LIBOR + 0.150% 1.8679% 7/9/18 (a)(b)	35,000,000	34,992,580
1 month U.S. LIBOR + 0.170% 1.8562% 7/5/18 (a)(b)	17,000,000	16,998,385
1 month U.S. LIBOR + 0.180% 2.0207% 6/21/18 (a)(b)	30,000,000	30,002,400
yankee 2.15% 6/12/18	25,000,000	24,888,020
Credit Agricole CIB yankee:
1.69% 4/2/18	97,748,000	97,747,989
1.71% 4/9/18	35,000,000	34,982,374
Credit Suisse AG:
1 month U.S. LIBOR + 0.200% 1.9017% 8/7/18 (a)(b)	35,000,000	34,984,705
1 month U.S. LIBOR + 0.250% 2.0907% 8/21/18 (a)(b)	35,000,000	34,985,300
1 month U.S. LIBOR + 0.400% 2.1864% 9/17/18 (a)(b)	25,000,000	24,989,700
1 month U.S. LIBOR + 0.400% 2.2769% 7/26/18 (a)(b)	35,000,000	35,014,455
yankee 2.35% 7/3/18	30,000,000	29,820,639
Danske Corp.:
1.71% 4/17/18	35,000,000	34,965,550
1.8% 5/7/18	35,000,000	34,924,659
DNB Bank ASA:
1 month U.S. LIBOR + 0.100% 1.8113% 5/8/18 (a)(b)	30,000,000	30,003,060
1 month U.S. LIBOR + 0.100% 1.9221% 4/20/18 (a)(b)	30,000,000	30,002,580
1 month U.S. LIBOR + 0.110% 1.7962% 6/5/18 (a)(b)	35,000,000	35,001,015
1 month U.S. LIBOR + 0.160% 1.808% 7/30/18 (a)(b)	35,000,000	34,985,580
Gotham Funding Corp. yankee:
1.75% 4/9/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	3,000,000	2,998,410
1.76% 4/9/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	3,000,000	2,998,410
2.25% 6/13/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	12,000,000	11,943,608
ING U.S. Funding LLC:
1 month U.S. LIBOR + 0.120% 1.9282% 4/18/18 (a)(b)	30,000,000	30,002,850
1 month U.S. LIBOR + 0.130% 1.9066% 5/15/18 (a)(b)	30,000,000	30,019,140
1 month U.S. LIBOR + 0.140% 1.8417% 6/7/18 (a)(b)	30,000,000	30,002,010
1 month U.S. LIBOR + 0.190% 1.8762% 7/5/18 (a)(b)	30,000,000	29,998,920
yankee 1.78% 5/1/18	25,000,000	24,954,878
J.P. Morgan Securities, LLC:
1 month U.S. LIBOR + 0.180% 1.9566% 5/21/18 (a)(b)	30,000,000	30,005,640
1 month U.S. LIBOR + 0.190% 1.8601% 8/2/18 (a)(b)	30,000,000	29,989,380
1 month U.S. LIBOR + 0.220% 1.8842% 6/1/18 (a)(b)	30,000,000	30,008,130
1 month U.S. LIBOR + 0.220% 1.9379% 8/9/18 (a)(b)	25,000,000	24,991,750
1 month U.S. LIBOR + 0.230% 1.9696% 9/11/18 (a)(b)	30,000,000	29,982,480
1 month U.S. LIBOR + 0.440% 2.3169% 10/1/18 (a)(b)	20,000,000	20,007,180
Liberty Street Funding LLC:
1 month U.S. LIBOR + 0.130% 1.8479% 5/9/18 (a)(b)	30,000,000	30,003,900
1 month U.S. LIBOR + 0.200% 1.9766% 8/15/18 (a)(b)	35,000,000	34,984,110
1.75% 4/9/18 (Liquidity Facility Bank of Nova Scotia)	6,000,000	5,996,728
Manhattan Asset Funding Co. LLC:
1 month U.S. LIBOR + 0.190% 1.8762% 6/5/18 (a)(b)	35,000,000	35,006,300
1.96% 5/16/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	30,000,000	29,918,880
2.23% 6/11/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	12,000,000	11,944,969
2.24% 6/14/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	25,000,000	24,879,208
2.34% 6/21/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	2,000,000	1,989,155
Mitsubishi UFJ Trust & Banking Corp.:
yankee 1.95% 5/18/18	5,000,000	4,986,716
1.73% 4/6/18	35,000,000	34,986,746
1.75% 4/12/18	35,000,000	34,976,438
1.75% 4/18/18	35,000,000	34,965,837
1.77% 4/25/18	20,000,000	19,973,196
1.77% 4/27/18	5,000,000	4,992,766
Mizuho Corporate Bank Ltd.:
1.72% 4/2/18	35,000,000	34,993,487
2.3% 6/15/18	35,000,000	34,835,896
Natexis Banques Populaires New York Branch yankee:
1.95% 5/31/18	35,000,000	34,878,176
2.14% 6/5/18	35,000,000	34,865,331
National Australia Bank Ltd.:
1 month U.S. LIBOR + 0.140% 1.8796% 6/11/18 (a)(b)	30,000,000	30,001,020
1 month U.S. LIBOR + 0.160% 1.8242% 8/1/18 (a)(b)	35,000,000	34,984,495
yankee 1 month U.S. LIBOR + 0.150% 1.9582% 7/19/18 (a)(b)	30,000,000	29,989,770
National Bank of Canada:
1 month U.S. LIBOR + 0.170% 1.8401% 8/2/18 (a)(b)	35,000,000	34,985,160
yankee 2.25% 6/19/18	35,000,000	34,830,751
Ontario Teachers' Finance Trust 1 month U.S. LIBOR + 0.170% 1.8717% 9/7/18 (a)(b)(c)	25,000,000	24,979,850
Rabobank Nederland New York Branch:
1 month U.S. LIBOR + 0.100% 1.9715% 5/24/18 (a)(b)	30,000,000	30,003,090
1 month U.S. LIBOR + 0.110% 1.9713% 4/23/18 (a)(b)	30,000,000	30,003,960
1 month U.S. LIBOR + 0.170% 1.9096% 8/13/18 (a)(b)	35,000,000	34,979,735
yankee 2.13% 6/4/18	30,000,000	29,889,561
Royal Bank of Canada yankee:
2.16% 6/11/18	35,000,000	34,846,830
2.24% 6/18/18	35,000,000	34,829,193
Sheffield Receivables Corp. yankee 2% 4/3/18	67,148,000	67,131,259
Skandinaviska Enskilda Banken AB yankee 2.2% 6/14/18	30,000,000	29,867,946
Societe Generale yankee 2.1% 5/31/18	35,000,000	34,878,176
Sumitomo Mitsui Banking Corp. yankee:
2.15% 6/5/18	5,000,000	4,980,195
2.15% 6/6/18	5,000,000	4,979,827
Sumitomo Trust & Banking Co. Ltd. yankee:
1.71% 4/9/18	35,000,000	34,981,254
1.75% 4/25/18	35,000,000	34,951,623
2.3% 6/21/18	30,000,000	29,843,901
Swedbank AB yankee:
1.71% 4/16/18	35,000,000	34,970,408
1.8% 5/9/18	35,000,000	34,931,281
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.150% 1.8679% 4/9/18 (a)(b)	30,000,000	30,001,200
1 month U.S. LIBOR + 0.160% 1.8462% 6/5/18 (a)(b)	30,000,000	30,003,720
1 month U.S. LIBOR + 0.160% 2.0138% 5/22/18 (a)(b)	30,000,000	30,005,700
1 month U.S. LIBOR + 0.190% 2.0669% 8/28/18 (a)(b)	25,000,000	24,985,825
1 month U.S. LIBOR + 0.200% 1.965% 11/14/18 (a)(b)	30,000,000	29,963,460
1 month U.S. LIBOR + 0.210% 1.9496% 10/11/18 (a)(b)	25,000,000	24,977,650
Toyota Motor Credit Corp.:
1 month U.S. LIBOR + 0.180% 1.7478% 6/29/18 (a)(b)	30,000,000	30,000,300
2.25% 6/18/18	35,000,000	34,828,091
UBS AG London Branch:
1 month U.S. LIBOR + 0.210% 2.0815% 7/25/18 (a)(b)	35,000,000	34,993,035
1 month U.S. LIBOR + 0.240% 1.9796% 9/10/18 (a)(b)	35,000,000	34,979,665
yankee 2.32% 6/20/18	13,500,000	13,432,241
Westpac Banking Corp.:
1 month U.S. LIBOR + 0.120% 1.7842% 6/1/18 (a)(b)	35,000,000	35,003,255
1 month U.S. LIBOR + 0.140% 1.9482% 5/18/18 (a)(b)	30,000,000	30,021,240
1 month U.S. LIBOR + 0.160% 1.8462% 7/3/18 (a)(b)	20,000,000	19,990,340
1 month U.S. LIBOR + 0.160% 1.9682% 7/18/18 (a)(b)	30,000,000	29,991,180
1 month U.S. LIBOR + 0.190% 1.8601% 11/2/18 (a)(b)	35,000,000	34,959,365
TOTAL COMMERCIAL PAPER
(Cost $3,415,990,144)		3,415,357,344
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,415,990,144)		3,415,357,344
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,263,522
NET ASSETS - 100%		$3,419,620,866

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,761,504 or 4.9% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the The North Carolina Capital Management Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018